Long-term investment (Details) - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Long-term investment
Equity interests in a privately hold company	7.42%
Cash consideration paid under the cost method investment	$ 500,000		$ 500,032
Impairment loss recognized		$ 500,032